Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2026 HKD ($) $ / shares	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Operating segment	1	1
Convenience translation rate per share | (per share)	$ 1	$ 7.7784
Time deposits	$ 130,520				$ 1,023,279		$ 1,742,536
Maturity period	5 years				5 years
Coverage limit	$ 102,041				$ 800,000
Cash and cash equivalent	817,160				6,406,536		2,827,722
Credit loss allowance for accounts receivable				$ 225		$ 103	806
Credit loss allowance for other receivables				729		$ 164	1,288
Offering and recognized	550,292	$ 4,314,289
Deferred IPO costs	1,338,707				10,495,460		13,992,092
Operating lease expense	$ 35,641	$ 279,422	$ 281,376	$ 302,870
Contributions percentage	5.00%	5.00%
Customer Concentration Risk [Member] | Client A [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	11.90%	11.90%	17.40%
Customer Concentration Risk [Member] | Client A [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	13.60%	13.60%	14.80%	16.00%
Customer Concentration Risk [Member] | Client B [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	16.30%	16.30%	13.90%
Customer Concentration Risk [Member] | Client B [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			10.10%	11.00%
Customer Concentration Risk [Member] | Client C [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	16.30%	16.30%	13.90%
Customer Concentration Risk [Member] | Client C [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			10.10%	11.00%
Customer Concentration Risk [Member] | Client J [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	39.10%	39.10%
Customer Concentration Risk [Member] | Client J [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	14.00%	14.00%
Customer Concentration Risk [Member] | Client D [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			10.10%
Customer Concentration Risk [Member] | Client F [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			28.00%
Customer Concentration Risk [Member] | Client F [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	10.60%	10.60%	20.50%	12.50%
Customer Concentration Risk [Member] | Client G [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			10.10%
Customer Concentration Risk [Member] | Client H [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			10.10%	11.00%
CECL Model [Member]
Summary of Significant Accounting Policies [Line Items]
Credit loss allowance for accounts receivable							806
Credit loss allowance for other receivables							1,288
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalent	$ 593,482				$ 4,652,903		$ 942,808
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly income		$ 7,000
Employee’s monthly income increase		1,500
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly income		30,000
Employee’s monthly income increase		$ 30,000